Consolidated Schedule of Investments
July 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.72%
U.S. Treasury Bills–17.25%(a)
U.S. Treasury Bills	2.38%	11/07/2019	$ 41,000	$ 40,773,039
U.S. Treasury Bills	2.21%	12/05/2019	113,000	112,200,002
U.S. Treasury Bills	2.14%	12/12/2019	71,500	70,966,676
				223,939,717
U.S. Treasury Notes–15.47%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.08%	01/31/2020	62,880	62,841,263
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.11%	04/30/2020	64,000	63,950,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.13%	07/31/2020	74,000	73,936,621
				200,728,237
Total U.S. Treasury Securities (Cost $424,674,668)				424,667,954
		Expiration Date
Commodity-Linked Securities–5.51%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (United Kingdom)(c)(d)		12/31/2019	11,800	13,773,155
Barclays Bank PLC (United Kingdom), U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (c)(d)		01/28/2020	23,500	31,633,713
International Bank for Reconstruction and Development (Supranational), 3 month USD LIBOR rate minus 0.78% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 2)(c)(d)		01/30/2020	30,000	26,126,801
Total Commodity-Linked Securities (Cost $65,300,000)				71,533,669
			Shares
Money Market Funds–53.59%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)			254,304,930	254,304,930
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)			142,600,799	142,657,839
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.36%(e)			70,529,187	70,529,187
Invesco Treasury Portfolio, Institutional Class, 2.15%(e)			228,173,634	228,173,634
Total Money Market Funds (Cost $695,630,765)				695,665,590
TOTAL INVESTMENTS IN SECURITIES–91.82% (Cost $1,185,605,433)				1,191,867,213
OTHER ASSETS LESS LIABILITIES–8.18%				106,139,879
NET ASSETS–100.00%				$1,298,007,092
Investment Abbreviations:
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $71,533,669, which represented 5.51% of the Fund’s Net Assets.
(d)	Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cocoa	50	December-2019	$1,200,000	$(83,863)	$(83,863)
Coffee "C"	413	September-2019	15,433,294	(1,263,881)	(1,263,881)
Corn	1,370	December-2019	28,085,000	(1,727,532)	(1,727,532)
Cotton No. 2	1,668	December-2019	53,242,560	(7,278,344)	(7,278,344)
Gasoline Reformulated Blendstock Oxygenate Blending	1,014	August-2019	79,332,926	3,116,110	3,116,110
Gold	546	December-2019	78,503,880	(318,080)	(318,080)
Soybean	1,770	November-2019	78,012,750	(264,109)	(264,109)
Wheat	1,078	December-2019	26,586,175	(1,682,845)	(1,682,845)
Total Futures Contracts				$(9,502,544)	$(9,502,544)

(a)	Futures contracts collateralized by $35,950,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	CIBC Soybean Oil Excess Return Index	0.09%	Monthly	832,000	January—2020	$35,809,613	$—	$524,992	$524,992
Cargill, Inc.	Receive	Single Commodity Excess Return Index	0.12	Monthly	37,350	January—2020	35,404,547	—	0	0
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	139,200	April—2020	34,335,991	—	896,615	896,615
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminum type A Excess Return Index	0.14	Monthly	941,000	January—2020	50,316,870	—	747,624	747,624
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	167,700	January—2020	23,487,458	—	398,086	398,086
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	220,500	June—2020	38,348,919	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	54,950	June—2020	33,843,826	—	0	0
Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	297,500	May—2020	42,673,221	—	0	0
Merrill Lynch International	Receive	MLCIRXB6 Excess Return Index	0.21	Monthly	114,000	April—2020	9,173,603	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	108,300	September—2019	60,751,047	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	525,000	November—2019	20,980,627	—	0	0
Merrill Lynch International	Pay	MLCX2KCE Excess Return Index	0.00	Monthly	5,630,000	January—2020	40,733,050	—	0	0
Merrill Lynch International	Pay	MLCX2LHER Excess Return Index	0.00	Monthly	158,000	December—2019	11,270,551	—	3	3
Merrill Lynch International	Pay	MLCX2LHER Excess Return Index	0.00	Monthly	4,380,000	December—2019	22,890,756	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	248,500	January—2020	43,024,644	—	2,265,724	2,265,724
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCY2SY0 Index	0.05%	Monthly	29,700	January—2020	$10,879,639	$—	$294,205	$294,205
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	242,600	March—2020	76,643,041	—	0	0
Subtotal — Appreciation								—	5,127,249	5,127,249
Commodity Risk
Barclays Bank PLC	Receive	Barclays Cocoa Roll Yield Excess Return Index	0.43	Monthly	175,000	February—2020	24,094,367	—	(746,743)	(746,743)
Barclays Bank PLC	Receive	Barclays Corn Seasonal Excess Return Index	0.38	Monthly	17,000	July—2020	446,604	—	(36,967)	(36,967)
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37	Monthly	122,900	January—2020	31,417,468	—	(122,445)	(122,445)
Barclays Bank PLC	Receive	Barclays Soybean Meal Seasonal Excess Return Index	0.52	Monthly	8,450	January—2020	8,318,171	—	(334,609)	(334,609)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Excess Return Index	0.33	Monthly	85,000	February—2020	1,623,279	—	(83,504)	(83,504)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	109,200	March—2020	30,178,785	—	(352,923)	(352,923)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	893,500	April—2020	66,067,088	—	(332,739)	(332,739)
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	407,500	March—2020	63,371,466	—	(992,344)	(992,344)
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	715,000	September—2019	26,405,482	—	(782,091)	(782,091)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	44,800	June—2020	42,851,133	—	(946,736)	(946,736)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	345,500	October—2019	38,391,856	—	(50,581)	(50,581)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,463,000	December—2019	67,627,321	—	(1,070,770)	(1,070,770)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	60,000	July—2020	5,134,116	—	(128,172)	(128,172)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	150,500	December—2019	13,688,682	—	(407,118)	(407,118)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	338,000	December—2019	61,300,085	—	(22,409)	(22,409)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12%	Monthly	58,000	January—2020	$9,076,078	$—	$(27,863)	$(27,863)
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Excess Return Index	0.30	Monthly	174,000	April—2020	21,171,606	—	(157,139)	(157,139)
Subtotal — Depreciation								—	(6,595,153)	(6,595,153)
Total — Total Return Swap Agreements								$—	$(1,467,904)	$(1,467,904)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $73,609,780.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
CIBC Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
Single Commodity Excess Return Index
	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCI3LXE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
MLCIRXB6 Excess Return Index
	Long Futures Contracts
	Unleaded Gasoline	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX2KCE Excess Return Index
	Long Futures Contracts
	Coffee	100.00%
MLCX2LHER Excess Return Index
	Long Futures Contracts
	Lean Hogs	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
Morgan Stanley MSCY2SY0 Index
	Long Futures Contracts
	Soybean	100.00%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Cocoa Roll Yield Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Barclays Corn Seasonal Excess Return Index
	Long Futures Contracts
	Corn	100.00%
Barclays Heating Oil Roll Yield Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Soybean Meal Seasonal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Wheat Seasonal Excess Return Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
MS Soybean Oil Dynamic Roll Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$424,667,954	$—	$424,667,954
Commodity-Linked Securities	—	71,533,669	—	71,533,669
Money Market Funds	695,665,590	—	—	695,665,590
Total Investments in Securities	695,665,590	496,201,623	—	1,191,867,213
Other Investments - Assets*
Futures Contracts	3,116,110	—	—	3,116,110
Swap Agreements	—	5,127,249	—	5,127,249
	3,116,110	5,127,249	—	8,243,359
Other Investments - Liabilities*
Futures Contracts	(12,618,654)	—	—	(12,618,654)
Swap Agreements	—	(6,595,153)	—	(6,595,153)
	(12,618,654)	(6,595,153)	—	(19,213,807)
Total Other Investments	(9,502,544)	(1,467,904)	—	(10,970,448)
Total Investments	$686,163,046	$494,733,719	$—	$1,180,896,765

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund